Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

Note 4. Debt

Working Capital Line of Credit

Keeler & Co entered into a $14,000,000 revolving line of credit, pursuant to a loan and security agreement with ACF Finco I, LP (“ACF”) on August 31, 2016, the proceeds of which were used to pay off the prior line of credit, pay new loan costs of approximately $309,000, and provide additional working capital to the Company. This facility is secured by all assets of Keeler & Co. This facility was amended on November 18, 2016, June 19, 2017, October 16, 2017, September 19, 2018, November 8, 2018, July 29, 2019, November 26, 2019 and May 7, 2020.

The line of credit accrued interest at a rate equal to the greater of 3 Month LIBOR rate plus 9.25%, the Prime rate plus 6.0% or a fixed rate of 6.5%.

The ACF line of credit agreement was subject to the following terms:

●	Borrowing was based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
●	The line was collateralized by substantially all the assets and property of Keeler & Co. and was personally guaranteed by the stockholder of the Company.
●	Keeler & Co. was restricted to specified distribution payments, use of funds, and was required to comply with certain other covenants including certain financial ratios.
●	All cash received by Keeler & Co. was applied against the outstanding loan balance.
●	A subjective acceleration clause allowed ACF to call the note upon a material adverse change.

On November 26, 2019, Keeler & Co. entered into the seventh amendment to the loan and security agreement with ACF. This amendment memorialized the acquisition of Coastal Pride and made Coastal Pride a co-borrower to the facility. Additionally, the seventh amendment waived and reset the covenant default that occurred during 2019, extended the term of the facility to 5 years and is subject to early termination by the lender upon defined events of default. During the nine months ended September 30, 2020, the Keeler & Co. and Coastal Pride were in violation of its minimum EBITDA covenant as well as exceeding the covenant related to monies advanced to Bacolod by approximately $105,000. The default interest rate increase of 3% was implemented in April 2020.

On May 7, 2020, Keeler & Co. and Coastal Pride entered into an eighth amendment to the loan and security agreement with ACF which acknowledged the execution of a Payroll Protection Program loan, provided a reservation of rights related to a default of the minimum EBITDA covenant.

The Company analyzed the line of credit modification under ASC 470-50-40-21 and determined that the modification did not trigger any additional accounting due to the revolving line of credit remaining unchanged.

As of December 31, 2020, the line of credit had an outstanding balance of approximately $1,805,000. As of March 31, 2021, the line of credit had an outstanding balance of $0.

On March 31, 2021, Keeler & Co. and Coastal Pride entered into a loan and security agreement (“Loan Agreement”) with Lighthouse pursuant to the terms of the Loan Agreement, Lighthouse made available to Keeler & Co. and Coastal Pride (together, the “Borrowers”) a $5,000,000 revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter. Amounts due under the line of credit are represented by a revolving credit note issued to Lighthouse by the Borrowers.

The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75%. The Borrowers will pay Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and will pay an additional facility fee of $25,000 on each anniversary of March 31, 2021.

The line of credit is secured by a first priority security interest on all the assets of each Borrower. Pursuant to the terms of a guaranty agreement, the Company guaranteed the obligations of the Borrowers under the note and John Keeler, Executive Chairman and Chief Executive Officer of the Company, provided a personal guaranty of up to $1,000,000 to Lighthouse.

The Borrowers utilized $784,450 borrowed from Lighthouse to repay all the outstanding indebtedness owed to the ACF as of March 31, 2021. As a result, all obligations owed to ACF were satisfied and the loan agreement with ACF was terminated. The outstanding balance owed to Lighthouse as of June 30, 2021 amounted to $631,958.

First West Credit Union CEBA Loan

On June 24, 2021, the Company assumed a commercial term loan with First West Credit Union Canada Emergency Business Account (“CEBA”) in the principal amount of CAD$60,000 in connection with the acquisition of TOBC. The loan initially bears no interest and is due on December 31, 2025. The borrower may prepay all or part of the loan commencing November 1, 2022 and if, by December 31, 2022, the Company has paid 75% of the loan amount, the remaining 25% will be forgiven as per the loan agreement. If less than 75% of the loan amount is outstanding by December 31, 2022, the then outstanding balance will be converted to interest only monthly payments at 5.0%.

John Keeler Promissory Notes – Subordinated

The Company had unsecured promissory notes outstanding to its stockholder of approximately $1,299,000 of principal and interest expense of $39,100 and $174,000 as of June 30, 2021 and December 31, 2020, respectively. These notes are payable on demand, bear an annual interest rate of 6% and were subordinated to the ACF working capital line of credit until March 31, 2021. Since March 31, 2021, these notes are subordinated to the Lighthouse note. No principal payments were made by the Company during the six months ended June 30, 2021.

Kenar Note

On March 26, 2019, the Company issued a four-month unsecured promissory note in the principal amount of $1,000,000 (the “Kenar Note”) to a company controlled by a shareholder, Kenar Overseas Corp., a company registered in Panama (the “Lender”) the term of which was previously extended to March 31, 2020 after which time, on May 21, 2020, the Kenar Note was amended to (i) set the maturity date at March 31, 2021 (unless extended to September 30, 2021 at the Lender’s sole option), (ii) provide that the Company use one-third of any capital raise from the sale of its equity to reduce the outstanding principal under the Kenar Note, (iii) set the interest rate at 18% per annum, payable monthly commencing October 1, 2020, and (iv) to reduce the number of pledged shares by Mr. Keeler to 4,000,000. As consideration for Kenar’s agreement to amend the note, on May 27, 2020, the Company issued 1,021,266 shares of common stock to Kenar. As of the amendment date, the common stock had a value of $2,655,292.

The amendment to the Kenar Note was analyzed under ASC 470-50 and was determined that it will be accounted for as an extinguishment of the old debt and the new debt recorded at fair value with the new effective interest rate of 18%. Additionally, this treatment resulted in the cost of the modification paid in common stock with a value of $2,655,292 charged to other expense as of the date of the amendment.

On April 28, 2021, the Kenar Note was amended to extend the maturity date to May 31, 2021.

The principal amount of the Kenar Note as of June 30, 2021 was $872,500. Interest expense was approximately $77,800 during the six months ended June 30, 2021.

On July 6, 2021, the Company entered into a note payoff indemnity agreement with Kenar pursuant to which the Company paid Kenar $918,539 of principal and accrued interest in full satisfaction of the amounts due to Kenar under a Second Loan Amendment, dated April 26, 2021, between the Company and Kenar, and the Kenar Note was extinguished and the shares pledged by Mr. Keeler were released.

Lobo Note

On April 2, 2019, the Company issued a four-month unsecured promissory note in the principal amount of $100,000 (the “Lobo Note”) to Lobo Holdings, LLLP, a stockholder in the Company (“Lobo”). The Lobo Note bears interest at the rate of 18% per annum. The Lobo Note may be prepaid in whole or in part without penalty. John Keeler, the Company’s Executive Chairman and Chief Executive Officer, pledged 1,000,000 shares of common stock of the Company to secure the Company’s obligations under the Lobo Note. The Lobo Note matured on August 2, 2019 and was extended through December 2, 2019 on the same terms and conditions. On November 15, 2019, the Company paid off the Lobo Note with the issuance to Lobo of an unsecured promissory note in the principal amount of $100,000 which bears interest at the rate of 15% and matured on March 31, 2020. On April 1, 2020, the Company paid off the November 15, 2019 note with the issuance of a six-month unsecured promissory note in the principal amount of $100,000 which accrued interest at the rate of 10% and matured on October 1, 2020. On October 1, 2020, the Company paid off the April 1, 2020 note with the issuance of a three-month unsecured promissory note in the principal amount of $100,000, which accrued interest at the rate of 10% and matured on December 31, 2020. On January 1, 2021, the Company paid off the October 1, 2020 note with the issuance of a six-month unsecured promissory note in the principal amount of $100,000, which bears interest at the rate of 10% per annum and matures on June 30, 2021. Interest expense was approximately $2,400 during the six months ended June 30, 2021. On July 1, 2021, the Company paid off the January 1, 2021 note with the issuance of a three-month unsecured promissory note in the principal amount of $100,000 which accrues interest at the rate of 10% per annum and matures on September 30, 2021.

Walter Lubkin Jr. Note – Subordinated

On November 26, 2019, the Company issued a five-year unsecured promissory note in the principal amount of $500,000 to Walter Lubkin Jr. as part of the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum and is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter. To date, no payments have been made under the note since the EBITDA generated by Coastal Pride has not required such payment. This note is subordinate to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit. No principal payments were made by the Company during the six months ended June 30, 2021. Interest expense was approximately $9,900 during the six months ended June 30, 2021.

Walter Lubkin III Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $87,842 to Walter Lubkin III as part the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit. No principal payments were made by the Company during the six months ended June 30, 2021. Interest expense was approximately $1,700 during the six months ended June 30, 2021.

Tracy Greco Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $71,372 to Tracy Greco as part of the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit. No principal payments were made by the Company during the six months ended June 30, 2021. Interest expense was approximately $1,400 during the six months ended June 30, 2021.

John Lubkin Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $50,786 to John Lubkin as part the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit. No principal payments were made by the Company during the six months ended June 30, 2021. Interest expense was approximately $1,000 during the six months ended June 30, 2021.

Steven Atkinson and Janet Atkinson Promissory Notes – Subordinated

On June 24, 2021, the Company issued a promissory note in the principal amount of CAD$102,000 (USD$82,824) to Janet Atkinson as part of the TOBC acquisition. The note bears no interest and is due on November 30, 2021.

On June 24, 2021, the Company issued a promissory note in the principal amount of CAD$98,000 (USD$79,576) to Steven Atkinson as part of the TOBC acquisition. The note bears no interest and is due on November 30, 2021.

Payroll Protection Program Loan

On March 2, 2021, the Company received proceeds of $371,944 and issued an unsecured promissory note to US Century in the principal amount of $371,944 in connection with a PPP Loan. The note accrues interest at 1.0% per annum, matures five years from the date of issuance and is fully guaranteed by the SBA and may be forgiven provided certain criteria are met. The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022. As of June 30, 2021, the Company recorded interest expense of approximately $1,200.

Note 6. Debt

Working Capital Line of Credit

On August 31, 2016, the Company entered into a $14,000,000 revolving line of credit pursuant to a loan and security agreement with ACF Finco I, LP (“ACF”), the proceeds of which were used to pay off the prior line of credit, pay new loan costs of approximately $309,000, and provide additional working capital to the Company. This facility was secured by all assets of John Keeler & Co., Inc. and was amended on November 18, 2016, June 19, 2017, October 16, 2017, September 19, 2018, November 8, 2018, July 29, 2019, November 26, 2019 and May 7, 2020.

Interest on the line of credit was equal to the greater of 3 Month LIBOR rate plus 9.25%, the Prime rate plus 6.0% or a fixed rate of 6.5%.

The ACF line of credit agreement was subject to the following terms:

●	Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
●	The line is collateralized by substantially all the assets and property of the Company and is personally guaranteed by the stockholder of the Company.
●	The Company is restricted to specified distribution payments, use of funds, and is required to comply with certain other covenants including certain financial ratios.
●	All cash received by the Company is applied against the outstanding loan balance.
●	A subjective acceleration clause allows ACF to call the note upon a material adverse change.

On November 26, 2019, Inc. the Company entered into the seventh amendment to the loan and security agreement with ACF. This amendment memorialized the acquisition of Coastal Pride and made Coastal Pride a co-borrower to the facility. Additionally, the seventh amendment waived and reset the covenant default that occurred during 2019 and extended the term of the facility to 5 years and is subject to early termination by the lender upon defined events of default. During the year ended December 31, 2020, the Company was in violation of its minimum EBITDA covenant as well as exceeding the covenant related to monies advanced to Bacolod by approximately $105,000. The default interest rate increase of 3% was implemented in April 2020.

On May 7, 2020, the Company entered into an eighth amendment to the loan and security agreement with ACF which acknowledged the execution of a Payroll Protection Program loan and provided a reservation of rights related to a default of the minimum EBITDA covenant.

The Company analyzed the Line of Credit modification under ASC 470-50-40-21 and determined that the modification did not trigger any additional accounting due to the revolving line of credit remain unchanged.

As of December 31, 2020, the line of credit bears interest rate of 12.48%.

As of December 31, 2020, and 2019, the line of credit had an outstanding balance of approximately $1,805,000 and $6,918,000, respectively.

The Company amortizes loan costs on a straight-line basis, which approximates the interest method, over the term of the credit facility. The Company added loan costs associated with the working capital lines of credit of approximately $70,000 and $25,000 for the twelve months ended December 31, 2020 and 2019, leaving balances in the asset of $2,992 and $5,470, respectively, net of approximately $585,000 and $513,000 of accumulated amortization as of December 31, 2020 and 2019, respectively. The Company recorded amortization expense of approximately $72,000 and $129,000 during the years ended December 31, 2020 and 2019, respectively.

On March 31, 2021, Keeler & Co. and Coastal Pride entered into a loan and security agreement (the “Loan Agreement”) with Lighthouse Financial Corp., a North Carolina corporation (“Lighthouse”) and the loan with ACF was extinguished.

John Keeler Promissory Notes - Subordinated

The Company had unsecured promissory notes outstanding to its stockholder of approximately $1,299,700 and $2,910,000 as of December 31, 2020 and 2019, respectively. These notes are payable on demand, bear an annual interest rate of 6% and are subordinated to the working capital line of credit. Principal payments were not permitted under the subordination agreement with ACF, that was effective August 31, 2016. During 2020, a principal payment of approximately $17,000 was made. An additional principal settlement of $1,593,300 was made in December 2020 by the issuance of 796,650 shares of common stock to the noteholder. No principal payments were made by the Company during 2019.

Kenar Note

On March 26, 2019, the Company issued a four-month promissory note in the principal amount of $1,000,000 (the “Kenar Note”) to Kenar Overseas Corp., a company registered in Panama (“Kenar”), the term of which was previously extended to March 31, 2020 after which time, on May 21, 2020, the Kenar Note was amended to (i) set the maturity date at March 31, 2021 , (ii) provide that the Company use one-third of any capital raise from the sale of its equity to reduce the outstanding principal under the Kenar Note, (iii) set the interest rate at 18% per annum, payable monthly commencing October 1, 2020, and (iv) reduce the number of pledged shares by Mr. Keeler to 4,000,000. As consideration for Kenar’s agreement to amend the note, on May 27, 2020, the Company issued 1,021,266 shares of common stock to Kenar. The outstanding principal amount of the note at December 31, 2020 was $872,500.

The amendment to the Kenar Note was analyzed under ASC 470-50 and was determined that it will be accounted for as an extinguishment of the old debt and the new debt recorded at fair value with the new effective interest rate of 18%. Additionally, this treatment resulted in the cost of the modification paid in common stock with a value of $2,655,292 charged to other expense as of the date of the amendment as a non-cash forbearance fee.

Interest expense for the Kenar Note totaled approximately $177,700 during the year ended December 31, 2020.

Lobo Note

On April 2, 2019, the Company issued a four-month unsecured promissory note in the principal amount of $100,000 (the “Lobo Note”) to Lobo Holdings, LLLP, a stockholder in the Company (“Lobo”). The Lobo Note bears interest at the rate of 18% per annum. The Lobo Note may be prepaid in whole or in part without penalty. John Keeler, the Company’s Executive Chairman and Chief Executive Officer, pledged 1,000,000 shares of common stock of the Company to secure the Company’s obligations under the Lobo Note. The Lobo Note matured on August 2, 2019 and was extended through December 2, 2019 on the same terms and conditions. On November 15, 2019, the Company paid off the Lobo Note with the issuance to Lobo of an unsecured promissory note in the principal amount of $100,000 which bears interest at the rate of 15% and matured on March 31, 2020. On April 1, 2020 the Company paid off the November 15, 2019 note with the issuance of a six-month unsecured promissory note in the principal amount of $100,000, which bears interest at the rate of 10% and matured on October 1, 2020. On October 1, 2020, the Company paid off the April 1, 2020 note with the issuance of a three-month unsecured promissory note in the principal amount of $100,000, which bears interest at the rate of 10% and matured on December 31, 2020. On January 1, 2021, the Company paid off the October 1, 2020 note with the issuance of a six-month unsecured promissory note in the principal amount of $100,000, which bears interest at the rate of 10% per annum and matures on June 30, 2021.

Interest expense for the Lobo Note totaled approximately $11,200 during the year ended December 31, 2020.

Walter Lubkin Jr. Note – Subordinated

On November 26, 2019, the Company issued a five-year unsecured promissory note in the principal amount of $500,000 to Walter Lubkin Jr. as part of the purchase price for the acquisition of Coastal Pride Company, Inc. The note bears and interest rate of 4% per annum. The note is payable quarterly based on an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter. The first payment was scheduled for February 26, 2020, however, the EBITDA generated for Coastal during the 3 months did not warrant a principal payment. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit. No principal payments were made by the Company during 2020.

Interest expense for the Walter Lubkin Jr. note totaled approximately $20,100 during the year ended December 31, 2020.

Walter Lubkin III Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $87,842 to Walter Lubkin III as part the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit. No principal payments were made by the Company during 2020.

Interest expense for the Walter Lubkin III note totaled approximately $3,500 during the year ended December 31, 2020.

Tracy Greco Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $71,372 to Tracy Greco as part of the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit. No principal payments were made by the Company during 2020.

Interest expense for the Tracy Greco note totaled approximately $2,800 during the year ended December 31, 2020.

John Lubkin Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $50,786 to John Lubkin as part the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit. No principal payments were made by the Company during 2020.

Interest expense for the John Lubkin note totaled approximately $2,000 during the year ended December 31, 2020.

Payroll Protection Program Loan

On April 17, 2020, the Company issued an unsecured promissory note to US Century Bank in the principal amount of $344,762 related to the CARES Act Payroll Protection Program (“PPP Loan”). This note is fully guaranteed by the Small Business Administration (“SBA”) and may be forgivable provided that certain criteria are met. The note has a two-year maturity and accrues interest at 1% per annum. The Company is required to make payments on the remaining principal of the note net of any loan forgiveness beginning November 17, 2020. In September 2020, the Company applied for the loan forgiveness by SBA through US Century Bank for the full amount which was granted in November 2020 and was recognized as other income in the consolidated statement of operations for the twelve months ended December 31, 2020.

HSBC Loan

On May 13, 2020, the Company through Strike, its former variable interest entity, issued a six-year unsecured promissory note to HSBC Bank plc in the principal amount of $43,788 related to the Bounce Back Loan Scheme, managed by the British Business Bank. This note is fully guaranteed by the UK Secretary of State for Business, Energy and Industrial Strategy and accrues interest at 2.5% per annum. As a result of the deconsolidation of Strike as a VIE during the third quarter of 2020, the note is no longer debt of the Company.